Capital management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital management
Total equity including noncontrolling interests	€ 12,331,310	€ 13,227,237	€ 12,901,958	€ 10,828,186
Debt and lease liabilities	12,380,017	13,782,448
Total assets	€ 31,689,036	€ 32,934,735	€ 26,242,268
Debt and lease liabilities in % of total assets	39.10%	41.80%
Total equity in % of total assets	38.90%	40.20%